Condensed Financial Information (Parent Company Only) (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet
Presented below is condensed financial information as to financial position, results of operations and cash flows of the Company:

Condensed Balance Sheets

	December 31,
	2015	2014

	(In thousands)
Assets
Cash and cash equivalents	$3,455	$2,608
Investment in the Bank	39,412	38,644
Corporate owned life insurance	—	318
Other assets	2,814	3,076

Total assets	$45,681	$44,646

Liabilities and Stockholders’ Equity
Subordinated debentures	$4,124	$4,124
Other liabilities	61	133
Stockholders’ equity	41,496	40,389

Total liabilities and stockholders’ equity	$45,681	$44,646

Condensed Statements of Income
Condensed Statements of Income and Comprehensive Income

	Years Ended December 31,
	2015	2014

	(In thousands)

Operating Income
Dividends from subsidiary	$3,550	$3,842
Interest and dividend income from securities and federal funds	43	11

Total operating income	3,593	3,853

General, Administrative and Other Expenses	1,755	1,946

Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	1,838	1,907

Income Tax Benefits	569	648

Income Before Equity in Undistributed Income of Subsidiary	2,407	2,555

Equity in Undistributed Income of Subsidiary	817	96

Net Income	$3,224	$2,651

Comprehensive Income	$2,986	$2,899

Condensed Statements of Cash Flows
Condensed Statements of Cash Flows

	Years Ended December 31,
	2015	2014

	(In thousands)

Operating Activities
Net income	$3,224	$2,651
Items not requiring (providing) cash
Depreciation and amortization	13	12
Equity in undistributed income of subsidiary	(817)	(96)
Amortization of ESOP and share-based compensation plans	360	355
Gain on Corporate owned life insurance	29	—
Net change in other assets and other liabilities	(11)	(697)

Net cash provided by operating activities	2,798	2,225

Investing Activities
Redemption of Corporate owned life insurance	289	39

Net cash provided by financing activities	289	(1,734)

Financing Activities
Dividends paid to stockholders	(2,259)	(1,773)
Treasury stock –net	19	39

Net cash used in financing activities	(2,240)	(1,734)

Net Change in Cash and Cash Equivalents	847	491

Cash and Cash Equivalents at Beginning of Year	2,608	2,117

Cash and Cash Equivalents at End of Year	$3,455	$2,608